SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available. Subsequent to June 30, 2018, there were the following material transactions that require disclosure:

On July 9, 2018, the Company repaid a $199,935 Business Loan Agreement with Umpqua Bank from funds previously provided by an entity affiliated with Ronald P. Erickson, our Chairman of the Board. The Company paid $27,041 and issued 800,000 shares of common stock in exchange for the conversion of this debt. Mr. Erickson is an accredited investor. These shares were issued in transactions that were not registered under the Act in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

On July 17, 2018, the Company filed with the State of Nevada a second Amended and Restated Certificate of Designation of Preferences, Powers, and Rights of the Series D Convertible Preferred Stock. The Amended Certificate restates the prior Certificate of Designation filed on May 8, 2017 to decrease the number of authorized Series D shares from 3,906,250 shares to 1,016,014 shares. No other amendments were made to the preferences and rights of the Series D Convertible Preferred Stock. The filing of the Amended Certificate was unanimously approved by the Board of Directors and the shareholders of Series D Convertible Preferred Stock.

On July 30, 2018, two employees were granted an option to purchase 1,150,000 shares of common stock at an exercise price of $1.28 per share. The stock option grant vests quarterly over four years and are exercisable for 5 years.

On August 1, 2018, the Company filed with the State of Nevada a Certificate of Designation establishing the Designations, Preferences, Limitations and Relative Rights of Series F Preferred Stock (the “Designation”). The Designation authorized 500 shares of Series F Preferred Stock. The Series F Preferred Stock shall only be issued to the current Board of Directors on the date of the Designation’s filing and is not convertible into common stock. As set forth in the Designation, the Series F Preferred Stock has no rights to dividends or liquidation preference and carries rights to vote 100,000 shares of common stock per share of Series F upon a Trigger Event, as defined in the Designation. A Trigger Event includes certain unsolicited bids, tender offers, proxy contests, and significant share purchases, all as described in the Designation. Unless and until a Trigger Event, the Series F shall have no right to vote. The Series F Preferred Stock shall remain issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days.

On August 1, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan 1,200,000 to 2,000,000.

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

Business Loan Agreement

The Company has a $199,935 Business Loan Agreement with Umpqua Bank. On December 19, 2017, the Umpqua Loan maturity was extended to March 31, 2018 and provides for interest at 4.00% per year. Related to this Umpqua Loan, the Company entered into a demand promissory note for $200,000 on January 10, 2014 with an entity affiliated with Ronald P. Erickson, our Chief Executive Officer. This demand promissory note will be effective in case of a default by the Company under the Umpqua Loan.

TransTech Facilities

TransTech is located at 12142 NE Sky Lane, Suite 130, Aurora, OR 97002. TransTech leases a total of approximately 6,340 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations. Effective December 1, 2017, TransTech leases this office from December 1, 2017 at $4,465 per month. The monthly payment increases approximately 3% each year and the lease expires on January 31, 2020. Until December 1, 2017, TransTech leased this office on a month to month basis at $6,942 per month.

Senior Convertible Exchangeable Debenture

On December 15, 2017, the Company received $250,000 and issued a senior convertible exchangeable debenture with a principal amount of $300,000 (the “Debenture”) and a common stock purchase warrant to purchase 1,200,000 shares of common stock (the “Warrant”) in a private placement dated December 14, 2017 to an accredited investor pursuant to a Securities Purchase Agreement dated August 14, 2017 (the “Purchase Agreement”).

Previously, On August 14, 2017, the Company issued a senior convertible exchangeable debenture with a principal amount of $360,000 (the “Debenture”) and a common stock purchase warrant to purchase 1,440,000 shares of common stock (the “Warrant”) in a private placement to an accredited investor for gross proceeds of $300,000 pursuant to a Securities Purchase Agreement dated August 14, 2017. Under the terms of the Purchase Agreement, the investor may purchase up to an aggregate of $1,000,000 principal amount of Debentures (before a 20% original issue discount) (and Warrants to purchase up to an aggregate of 250,000 shares of common stock).

The Company entered into a General Security Agreement with the investor, pursuant to which the Company has agreed to grant a security interest to the investor in substantially all the Company’s assets, effective upon the filing of a UCC-3 termination statement to terminate the security interest held by Capital Source Business Finance Group in the assets of the Company. In addition, an entity affiliated with Ronald P. Erickson, the Company’s Chief Executive Officer, entered into a Subordination Agreement with the investor pursuant to which all debt owed by the Company to such entity is subordinated to amounts owed by the Company to the investor under the Debenture (including amounts that become owing under any Debentures issued to the investor in the future).

The initial conversion price of the Debenture is $0.25 per share, subject to certain adjustments. The initial exercise price of the Warrant is $0.25 per share, also subject to certain adjustments.

As part of the Purchase Agreement, the Company granted the investor “piggyback” registration rights to register the shares of common stock issuable upon the conversion of the Debenture and the exercise of the Warrant with the Securities and Exchange Commission for resale or other disposition.

The Debenture and the Warrant were issued in a transaction that was not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and Rule 506 of SEC Regulation D under the Act.

In connection with the private placement, the placement agent for the Debenture and the Warrant received a cash fee of $25,000 and the Company expects to issue warrants to purchase shares of the Company’s common stock to the placement agent based on 10% of proceeds.